EFFECT OF THE CHANGE IN PRESENTATION CURRENCY	12 Months Ended
Dec. 31, 2021
Effect Of Change In Presentation Currency
EFFECT OF THE CHANGE IN PRESENTATION CURRENCY

24.	EFFECT OF THE CHANGE IN PRESENTATION CURRENCY

The effects of the change in presentation currency discussed in Note 3 above were as follows.

a)       Effect on the consolidated balance sheets as at December 31, 2020 and January 1, 2020:

	December 31, 2020		January 1, 2020
	USD	CAD	USD	CAD
	$	$	$	$
Current Assets
Cash and cash equivalents	1,008	1,283	583	757
Restricted cash	281	358	275	356
Trade and other receivables	3,258	4,149	7,083	9,200
Inventory	25,616	32,614	14,862	19,303
Prepaids and deposits	1,905	2,426	927	1,204

Current Assets	32,068	40,830	23,730	30,820
Long-term Assets
Intangible assets	1,708	2,174	1,194	1,551
Property and equipment	3,167	4,032	3,490	4,533

Assets	36,943	47,036	28,414	36,904

Current Liabilities
Accounts payable and accrued liabilities	10,138	12,908	6,075	7,890
Credit facility	4,523	5,759	4,504	5,850
Current portion of deferred revenue	1,492	1,899	986	1,281
Current portion of provision for warranty cost	599	763	1,081	1,404
Current debt facilities	1,989	2,532	1,041	1,960
Current portion of other long-term liabilities	216	275	643	226

Current Liabilities	18,957	24,136	14,330	18,611

Long-term Liabilities
Other long-term liabilities	218	278	299	389
Provision for warranty cost	201	256	110	143
Deferred revenue	—	—	848	1,102

Liabilities	19,376	24,670	15,587	20,245

Shareholders’ Equity
Share capital	37,175	46,468	30,082	37,136
Contributed surplus	2,618	3,164	2,017	2,384
Accumulated other comprehensive income (loss)	145	(19)	(137)	(16)
Deficit	(22,371)	(27,247)	(19,135)	(22,845)

Shareholders’ Equity	17,567	22,366	12,827	16,659

Liabilities and shareholders' equity	36,943	47,036	28,414	36,904

b)       Effect on the consolidated statement of loss and comprehensive loss for the year ended December 31, 2020

	For the year ended December 31, 2020
	USD	CAD
	$	$

Revenue
Bus sales	16,247	21,666
Other	3,307	4,403
Revenue	19,554	26,069

Cost of sales	(16,977)	(22,727)

Gross margin	2,577	3,342

Expenses
Sales and administration	4,522	6,035
Stock-based compensation	738	963
Amortization	480	643
Interest and finance costs	545	730
Foreign exchange loss (gain)	(548)	(725)

Expenses	5,737	7,646

Loss before taxes	(3,160)	(4,304)

Current income tax expense	76	98

Net loss	(3,236)	(4,402)

Loss per share
Basic & diluted	(0.13)	(0.17)

Weighted average number of common shares outstanding
Basic & diluted	25,759,134	25,759,134

	For the year ended December 31, 2020
	USD	CAD
	$	$

Net loss	(3,236)	(4,402)

Other comprehensive loss
Items that may be reclassified subsequently to net loss
Exchange differences on translation of foreign operations	282	(3)
Total other comprehensive income (loss)	282	(3)
Total comprehensive loss	(2,954)	(4,405)